Shareholder Fees	Dec. 01, 2020 USD ($)
DWSMoneyMarketFund | DWS Money Market Prime Series | DWS Money Market Fund
Shareholder Fees:
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20